Employee Benefit Liabilities (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Statement Line Items [Line Items]
Expenses-defined contribution plan | ₪	₪ 242		₪ 196	₪ 204
USD [Member]
Statement Line Items [Line Items]
Expenses-defined contribution plan | $		$ 65